TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES.
TRADE AND OTHER RECEIVABLES

6.   TRADE AND OTHER RECEIVABLES

The breakdown of trade and other receivables is as follows:

	2018	2019
Trade receivables	14,844	17,223
Allowance for expected credit losses	(5,543)	(6,207)
Net	9,301	11,016
Other receivables	782	483
Allowance for expected credit losses	(155)	(227)
Net	627	256
Total trade and other receivables	9,928	11,272

Trade receivables arise from services provided to both retail and non-retail customers, with details as follows:

a.   By debtor

(i)   Related parties

	2018	2019
State-owned enterprises	1,495	1,353
Indonusa	522	494
Government agencies	672	479
Indosat	219	150
Others	467	435
Total	3,375	2,911
Allowance for expected credit losses	(1,361)	(1,170)
Net	2,014	1,741

(ii)  Third parties

	2018	2019
Individual and business subscribers	10,674	12,729
Overseas international carriers	795	1,583
Total	11,469	14,312
Allowance for expected credit losses	(4,182)	(5,037)
Net	7,287	9,275

b.    By age

(i)   Related parties

	2018	2019
Up to 3 months	2,090	1,519
3 to 6 months	397	252
More than 6 months	888	1,140
Total	3,375	2,911
Allowance for expected credit losses	(1,361)	(1,170)
Net	2,014	1,741

(ii)  Third parties

	2018	2019
Up to 3 months	6,066	8,549
3 to 6 months	1,401	1,055
More than 6 months	4,002	4,708
Total	11,469	14,312
Allowance for expected credit losses	(4,182)	(5,037)
Net	7,287	9,275

(iii)  Aging of total trade receivables

	2018			2019
		Allowance for			Allowance for
		expected credit	Expected credit		expected credit	Expected credit
	Gross	losses	loss rate	Gross	losses	loss rate
Not past due	5,912	479	8.1%	7,490	364	4.9%
Past due up to 3 months	2,244	377	16.8%	2,577	528	20.5%
Past due more than 3 to 6 months	1,798	368	20.5%	1,308	466	35.6%
Past due more than 6 months	4,890	4,319	88.3%	5,848	4,849	82.9%
Total	14,844	5,543		17,223	6,207

The Group has made provision for expected credit losses based on the collective assessment of its customers’ credit history, adjusted for forward-looking factors specific to the debtors, and the economic environment. The Group does not apply a distinction between related party and third party receivables in assessing amounts past due. As of December 31, 2018 and 2019, the carrying amounts of trade receivables of the Group considered past due but not impaired amounted to Rp3,868 billion and Rp3,890 billion, respectively. Management believes that receivables past due but not impaired, along with trade receivables that are neither past due nor impaired, are due from customers with good credit history and are expected to be recoverable.

c.    By currency

(i)   Related parties

	2018	2019
Rupiah	3,368	2,909
U.S. dollar	7	2
Others	0	0
Total	3,375	2,911
Allowance for expected credit losses	(1,361)	(1,170)
Net	2,014	1,741

(ii)  Third parties

	2018	2019
Rupiah	9,977	11,902
U.S. dollar	1,372	2,298
Malaysian ringgit	82	23
Others	38	89
Total	11,469	14,312
Allowance for expected credit losses	(4,182)	(5,037)
Net	7,287	9,275

d.    Movements in the allowance for expected credit losses

	2018	2019
Beginning balance	4,331	5,543
Adjustment on initial application of IFRS 9	159	—
Allowance for expected credit losses	2,079	1,712
Receivables written off	(1,026)	(1,048)
Ending balance	5,543	6,207

The receivables written off relate to both related party and third party trade receivables.

Management believes that the allowance for expected credit losses of trade receivables is adequate to cover losses on uncollectible trade receivables.

As of December 31, 2019, certain trade receivables of the subsidiaries amounting to Rp6,812 billion have been pledged as collateral under lending agreements (Notes 19 and 20c).